Convertible Preferred Stock - Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) - Preferred Stock [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	12,550,441
Shares issued and outstanding	8,048,573
Net proceeds (in Dollars) | $	$ 219,175
Aggregate liquidation preference (in Dollars) | $	$ 222,345
Series A [Member]
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	1,631,226	[1]
Shares issued and outstanding	1,573,999	[1]
Original Issue Price	3.168	[1]
Net proceeds (in Dollars) | $	$ 4,924	[1]
Aggregate liquidation preference (in Dollars) | $	$ 4,986	[1]
Series B [Member]
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	2,834,955
Shares issued and outstanding	2,511,007
Original Issue Price	11.4994
Net proceeds (in Dollars) | $	$ 28,785
Aggregate liquidation preference (in Dollars) | $	$ 28,875
Series C [Member]
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	1,708,298
Shares issued and outstanding	1,498,516
Original Issue Price	28.728
Net proceeds (in Dollars) | $	$ 42,921
Aggregate liquidation preference (in Dollars) | $	$ 43,049
Series D [Member]
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	2,424,334
Shares issued and outstanding	1,312,722
Original Issue Price	54.3907
Net proceeds (in Dollars) | $	$ 69,453
Aggregate liquidation preference (in Dollars) | $	$ 71,400
Series E [Member]
Schedule of Authorized, Issued, and Outstanding Convertible Preferred Stock [Line Items]
Shares authorized	3,951,628	[2]
Shares issued and outstanding	1,152,329	[2]
Original Issue Price	64.2483	[2]
Net proceeds (in Dollars) | $	$ 73,092	[2]
Aggregate liquidation preference (in Dollars) | $	$ 74,035	[2]

[1]	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
[2]	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.